EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated April 5, 2016, for Class A, Class C, and Institutional Class of Neuberger Berman Long Short Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on April 5, 2016 (Accession No. 0000898432-16-002134) in definitive form.

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